Provisions - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classification by maturity [Abstract]
Current provisions	$ 62,075	$ 53,900
Sociedad Minera Cerro Verde S.A.A.
Current provisions [abstract]
Other current provisions	2,536	7,011
Non-current provisions [abstract]
Other non-current provisions	250,507	247,427
Classification by maturity [Abstract]
Current portion	2,536	7,011
Non-current portion	250,507	247,427
Total	253,043	254,438
Sociedad Minera Cerro Verde S.A.A. | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	2,345	2,411
Non-current provisions [abstract]
Other non-current provisions	1,836	1,127
Classification by maturity [Abstract]
Current portion	2,345	2,411
Non-current portion	1,836	1,127
Sociedad Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	99
Non-current provisions [abstract]
Other non-current provisions	237,252	234,126
Classification by maturity [Abstract]
Current portion	99
Non-current portion	237,252	234,126
Sociedad Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	92	4,600
Non-current provisions [abstract]
Other non-current provisions	10,188	5,783
Classification by maturity [Abstract]
Current portion	92	4,600
Non-current portion	10,188	5,783
Sociedad Minera Cerro Verde S.A.A. | Provision for uncertainty over income tax treatments [Member]
Non-current provisions [abstract]
Other non-current provisions	1,231	2,964
Classification by maturity [Abstract]
Non-current portion	1,231	2,964
Sociedad Minera Cerro Verde S.A.A. | Tax contingencies [Member]
Non-current provisions [abstract]
Other non-current provisions	0	3,427
Classification by maturity [Abstract]
Non-current portion	$ 0	$ 3,427